SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Insurance	$ 704,617	$ 526,555
Prepaid other	729,745	214,493
Deposits	7,512,817	4,016,052
Prepaid expenses and deposits	$ 8,947,179	$ 4,757,100